Summary of Significant Accounting Policies Estimated Useful Lives of Assets (Details)	12 Months Ended
Dec. 31, 2013
Buildings And Land Improvements | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	5 years
Buildings And Land Improvements | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	25 years
Trucks and Automobiles | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	3 years
Trucks and Automobiles | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	10 years
Furniture and Fixtures | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	3 years
Furniture and Fixtures | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	20 years
Computers and Hardware | Minimum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	3 years
Computers and Hardware | Maximum
Property, Plant and Equipment [Line Items]
Estimated useful life of asset (in years)	10 years
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Estimated useful life of asset, description	Period of the lease or useful life, if shorter